Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.70270%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,713,957.38

Principal:
Principal Collections	$24,375,581.94
Prepayments in Full	$13,686,190.45
Liquidation Proceeds	$493,895.60
Recoveries	$178,262.40
Sub Total	$38,733,930.39
Collections	$42,447,887.77

Purchase Amounts:
Purchase Amounts Related to Principal	$128,953.03
Purchase Amounts Related to Interest	$552.24
Sub Total	$129,505.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,577,393.04

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,577,393.04
Servicing Fee	$765,311.92	$765,311.92	$0.00	$0.00	$41,812,081.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,812,081.12
Interest - Class A-2a Notes	$126,834.74	$126,834.74	$0.00	$0.00	$41,685,246.38
Interest - Class A-2b Notes	$316,669.98	$316,669.98	$0.00	$0.00	$41,368,576.40
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$38,993,243.07
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$38,680,118.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,680,118.07
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$38,472,567.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,472,567.24
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$38,472,567.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,472,567.24
Regular Principal Payment	$36,605,725.75	$36,605,725.75	$0.00	$0.00	$1,866,841.49
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,866,841.49
Residual Released to Depositor	$0.00	$1,866,841.49	$0.00	$0.00	$0.00
Total		$42,577,393.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,605,725.75
Total					$36,605,725.75

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$9,805,105.11	$65.37	$126,834.74	$0.85	$9,931,939.85	$66.22
Class A-2b Notes	$26,800,620.64	$65.37	$316,669.98	$0.77	$27,117,290.62	$66.14
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$36,605,725.75	$23.18	$3,339,513.88	$2.12	$39,945,239.63	$25.30

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$28,609,338.97	0.1907289	$18,804,233.86	0.1253616
Class A-2b Notes	$78,198,859.82	0.1907289	$51,398,239.18	0.1253616
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$820,718,198.79	0.5198005	$784,112,473.04	0.4966163

Pool Information
Weighted Average APR	5.016%	5.037%
Weighted Average Remaining Term	42.88	42.14
Number of Receivables Outstanding	32,811	32,002
Pool Balance	$918,374,298.41	$879,259,571.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$861,280,994.81	$824,932,361.79
Pool Factor	0.5412762	0.5182225

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$54,327,209.39
Targeted Overcollateralization Amount	$95,147,098.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,147,098.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$430,106.21
(Recoveries)		42	$178,262.40
Net Loss for Current Collection Period			$251,843.81
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3291%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4383%
Second Prior Collection Period			0.3176%
Prior Collection Period			0.5626%
Current Collection Period			0.3362%
Four Month Average (Current and Prior Three Collection Periods)			0.4137%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,385	$6,263,555.20
(Cumulative Recoveries)			$706,158.96
Cumulative Net Loss for All Collection Periods			$5,557,396.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3275%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,522.42
Average Net Loss for Receivables that have experienced a Realized Loss			$4,012.56

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.84%	196	$7,421,758.84
61-90 Days Delinquent	0.18%	40	$1,602,798.31
91-120 Days Delinquent	0.02%	4	$216,437.69
Over 120 Days Delinquent	0.06%	9	$535,952.48
Total Delinquent Receivables	1.11%	249	$9,776,947.32

Repossession Inventory:
Repossessed in the Current Collection Period		21	$1,045,790.40
Total Repossessed Inventory		29	$1,436,758.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1992%
Prior Collection Period			0.1676%
Current Collection Period			0.1656%
Three Month Average			0.1775%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2679%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	72	$2,623,179.39
2 Months Extended	97	$4,049,432.97
3+ Months Extended	29	$829,943.56

Total Receivables Extended	198	$7,502,555.92
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer